Consolidated Statements of Cash Flows (UNITED DOMINION REALTY, L.P) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	374,274	308,289	283,552
Net gain on the sale of depreciable property	(125,928)	(4,083)	(2,424)
Write off of bad debt	3,613	2,838	3,570
Amortization of deferred financing costs and other	8,696	8,957	7,953
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(40,623)	(5,332)	3,512
(Decrease)/increase in operating liabilities	(12,582)	(4,660)	291
Net cash provided by operating activities	244,236	214,180	229,383
Investing Activities
Proceeds from sale of real estate investments, net	321,803	20,738
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(989,029)	(347,582)	(28,528)
Cash paid in nonmonetary asset exchange	(28,124)	0	0
Proceeds from note receivable	7,800		200,000
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(91,476)	(73,977)	(85,403)
Net cash (used in)/provided by investing activities	(1,053,182)	(583,754)	(158,045)
Financing Activities
Proceeds from the issuance of secured debt	30,728	68,380	560,436
Payments on secured debt	(336,004)	(187,308)	(159,612)
Payment of financing costs	(13,465)	(8,244)	(8,650)
Net cash provided by/(used in) financing activities	811,963	373,075	(78,093)
Net increase/(decrease) in cash and cash equivalents	3,017	3,501	(6,755)
Cash and cash equivalents, beginning of year	9,486	5,985	12,740
Cash and cash equivalents, end of year	12,503	9,486	5,985
Supplemental Information:
Interest paid during the year, net of amounts capitalized	168,577	154,843	164,357
Non-cash transactions:
Properties acquired, including intangibles in asset exchange	268,853
Properties disposed in asset exchange, net of accumulated depreciation	192,576
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	278,657	91,442
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	26,880	1,820
United Dominion Realty L.P
Operating Activities
Net income/(loss)	30,229	(20,694)	(4,045)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	197,964	166,480	166,773
Net gain on the sale of depreciable property	(60,065)	(152)	(1,475)
Write off of bad debt	2,040	1,760	2,216
Amortization of deferred financing costs and other	2,425	1,652	2,195
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(11,516)	(3,705)	(3,340)
(Decrease)/increase in operating liabilities	(5,006)	1,263	(4,991)
Net cash provided by operating activities	156,071	146,604	157,333
Investing Activities
Proceeds from sale of real estate investments, net	138,693
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(287,075)
Cash paid in nonmonetary asset exchange	(15,407)
Proceeds from note receivable			200,000
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(63,191)	(59,458)	(70,372)
Net cash (used in)/provided by investing activities	(226,980)	(59,458)	129,628
Financing Activities
Advances from/(payments to) General Partner	175,964	(31,359)	(550,392)
Proceeds from the issuance of secured debt	2,074	11,326	340,608
Payments on secured debt	(96,902)	(60,686)	(64,455)
Payment of financing costs	(3,143)	(391)	(4,073)
OP unit redemption		(327)
Distributions paid to partnership unitholders	(7,300)	(5,231)	(11,797)
Net cash provided by/(used in) financing activities	70,693	(86,668)	(290,109)
Net increase/(decrease) in cash and cash equivalents	(216)	478	(3,148)
Cash and cash equivalents, beginning of year	920	442	3,590
Cash and cash equivalents, end of year	704	920	442
Supplemental Information:
Interest paid during the year, net of amounts capitalized	58,623	51,584	46,029
Non-cash transactions:
Properties acquired, including intangibles in asset exchange	178,353
Properties disposed in asset exchange, net of accumulated depreciation	139,725
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	247,805
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	$ 21,915